Accrued payroll and other liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and other liabilities	Accrued payroll and other liabilities

Accrued payroll and other liabilities consist of the following at year end:

	2019	2018
Current:
Accrued payroll	$77,087	$77,286
Accrued expenses	6,586	10,330
Other liabilities	2,706	6,550
	$86,379	$94,166
Non-current:
Phantom RSU award liability	$2,102	$—
Deferred rent	—	16,404
Deferred revenues - Initial franchise fee	5,802	5,827
Deferred income	6,392	6,272
Security deposits	6,836	6,322
Other liabilities	2,365	497
	$23,497	$35,322